Velocity Commercial Capital Loan Trust 2021-1 ABS-15G

Exhibit 99.05

Edgar ID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
90000189				11/XX/2020	03/31/2021	5	01000	0	1
90000213				11/XX/2020	03/31/2021	5	00000	0	0
90000214				12/XX/2020	03/31/2021	4	0000	0	0